Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	Office Equipment	Total
Cost
At July 1, 2021	$15,453	15,453
Additions	3,888	3,888
Effects of movements in exchange rates	(210)	(210)
At June 30, 2022	19,131	19,131
Additions	8,888	8,888
Disposal	(703)	(703)
Effects of movements in exchange rates	948	948
At June 30, 2023	28,264	28,264

Accumulated depreciation
At July 1, 2021	$5,209	5,209
Depreciation for the year	3,447	3,447
Effects of movements in exchange rates	(132)	(132)
At June 30, 2022	8,524	8,524
Depreciation for the year	4,855	4,855
Disposal	(442)	(442)
Effects of movements in exchange rates	336	336
At June 30, 2023	13,273	13,273

Carrying amounts
At July 1, 2021	$10,244	$10,244

At June 30, 2022	$10,607	$10,607
At June 30, 2023	$14,991	$14,991